Provisions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Provisions
27. PROVISIONS

	2021	2020
Labor and social security	106,367	151,056
Environmental restoration	335,519	437,875
Civil and other	125,446	146,857

Total	567,332	735,788

Changes in provisions are as follows:

	Labor and social security	Environmental restoration	Civil and other	Total
Balance as of January 1, 2020	179,019	805,173	161,369	1,145,561
Increases (*)	(19,070)	(331,433)	11,498	(339,005)
Decreases (**)	(8,893)	(35,865)	(26,010)	(70,768)

Balance as of December 31, 2020	151,056	437,875	146,857	735,788
Increases / Recoveries (*) (***)	(10,816)	(19,884)	(478)	(31,178)
Decreases (**)	(33,873)	(82,472)	(20,933)	(137,278)

Balance as of December 31, 2021	106,367	335,519	125,446	567,332

(*)	Includes the inflation adjustment effect.
(**)	Includes uses of provisions for specific purposes.
(***)
The recovery of the environmental provision is net of the increase resulting from changes in the measurement of liabilities arising from the estimated restoration schedule and the discount rates used as of December 31, 2021, the effect of which has adjusted the cost of the relevant assets.

The provision for labor and social security claims represents the present value of the best estimate of future cash flows that will be required for the Group to cover labor and social security litigations. All the provisioned claims are of a similar nature and none of them is individually significant.
Environmental provisions are the provisions made to afford the estimated expenses for the environmental recovery and restoration of the mining areas.
The provision for civil and other claims represents the present value of the best estimate of future cash flows that will be required for the Group to cover tax, administrative and civil litigations. All the provisioned claims are of a similar nature and none of them is individually significant.
Based on management best estimates, and considering the opinion of the company external counsels, as of December 31, 2021, there are claims against the Group classified as possible contingencies. The potential risk amount of those claims is $ 968.6 million, mainly including $ 284.8 million related to tax contingencies, $ 169.2 million related to labor contingencies, and $ 514.6 million related to administrative and other proceedings. The Group has not recognized a provision for such possible claims, as it is not required under the IFRS. As of the date of issuance of these consolidated financial statements, the Group understands there is no evidence to determine that other contingencies could occur and have a negative impact on the consolidated financial statements.
Finally, in the normal course of its business, the Group selects tax criteria and accounting positions based on a reasonable interpretation of applicable rules and regulations, also taking into consideration the opinion of its tax and legal advisors along with the evidence available up to the date of issuance of these consolidated financial statements. Nevertheless, there are situations where the assessment by a third party and the possible materialization of damage for the Group are uncertain. In such cases, the Group has made an assessment considering the materiality involved in relation to the consolidated financial statements and has not recognized a provision as it is not required by applicable accounting standards.